Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Expenses

The Components of lease expenses were as follows:

	For the Six months Ended June 30,
	2025	2024
Finance Lease Cost:
Amortization of right-of-use assets	$-	$11,583
Interest on lease liabilities	-	523
Total finance lease cost	$-	$12,106